Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Notional Amount of the Hedged - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		$ 2,436,643
Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	$ 17,660,466
Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	11,007,305	10,755,439
Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	191,906	684,275
Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	359,864	423,058
Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	345,750	331,104
Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		2,507,311
Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,484,325
Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,271,316	3,717,719
Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		18,418,906
Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	17,660,466	18,418,906
Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	15,490,216	15,982,263
Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,170,250
Demand | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		0
Demand | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Demand | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		0
Demand | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Demand | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		0
Demand | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Demand | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Up to 1 month | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		43,241
Up to 1 month | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,038,776
Up to 1 month | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	680,900	232,909
Up to 1 month | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Up to 1 month | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		269,850
Up to 1 month | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Up to 1 month | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	357,876	0
Up to 1 month | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		502,759
Up to 1 month | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,038,776	502,759
Up to 1 month | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	889,661	459,518
Up to 1 month | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	149,115
Between 1 and 3 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		177,000
Between 1 and 3 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,149,527
Between 1 and 3 months | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,623,426	596,597
Between 1 and 3 months | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 1 and 3 months | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	20,876	21,861
Between 1 and 3 months | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	192,083	0
Between 1 and 3 months | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		124,236
Between 1 and 3 months | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 1 and 3 months | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	313,142	578,885
Between 1 and 3 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		1,321,579
Between 1 and 3 months | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,149,527	1,321,579
Between 1 and 3 months | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,989,477	1,144,579
Between 1 and 3 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	160,050
Between 3 and 12 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		2,207,658
Between 3 and 12 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	5,352,276
Between 3 and 12 months | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	2,208,482	3,889,412
Between 3 and 12 months | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 12 months | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	338,988	392,453
Between 3 and 12 months | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	153,667	0
Between 3 and 12 months | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		549,555
Between 3 and 12 months | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	970,384
Between 3 and 12 months | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,680,755	2,662,256
Between 3 and 12 months | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		7,493,676
Between 3 and 12 months | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	5,352,276	7,493,676
Between 3 and 12 months | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	3,491,191	5,286,018
Between 3 and 12 months | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,861,085
Between 1 and 3 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		8,744
Between 1 and 3 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	7,437,766
Between 1 and 3 years | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	5,622,165	4,192,353
Between 1 and 3 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	492,370
Between 1 and 3 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	8,744
Between 1 and 3 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	331,104
Between 1 and 3 years | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		893,024
Between 1 and 3 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	896,058
Between 1 and 3 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	919,543	301,688
Between 1 and 3 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		6,219,283
Between 1 and 3 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	7,437,766	6,219,283
Between 1 and 3 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	7,437,766	6,210,539
Between 1 and 3 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
Between 3 and 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		0
Between 3 and 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	528,886
Between 3 and 5 years | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	144,203	766,685
Between 3 and 5 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
Between 3 and 5 years | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		263,768
Between 3 and 5 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	384,683
Between 3 and 5 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	174,890
Between 3 and 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		1,205,343
Between 3 and 5 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	528,886	1,205,343
Between 3 and 5 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	528,886	1,205,343
Between 3 and 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0
More than 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		0
More than 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,153,235
More than 5 years | Mortgage loans | Loans and account receivable at amortised cost
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	728,129	1,077,483
More than 5 years | Chilean Treasury bonds | Debt financial instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	191,906	191,905
More than 5 years | Time deposits | Time deposits and other time liabilities
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Senior bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Subordinated bonds
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		406,878
More than 5 years | Subordinated bonds | Issued debt instruments
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	233,200
More than 5 years | Interbank loans | Interbank borrowings
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	0	0
More than 5 years | Hedged item
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount		1,676,266
More than 5 years | Hedging instrument
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,153,235	1,676,266
More than 5 years | Cross currency swaps
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	1,153,235	$ 1,676,266
More than 5 years | Currency forwards
Schedule of Notional Amount of the Hedged [Line Items]
Notional amount	$ 0